Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill
Intangible Assets and Goodwill

Intangible assets and goodwill are the result of the Collier Jennings acquisition in July 2006.  Changes in intangible assets and goodwill for periods indicated consisted of the following:

	December 31,
	2013	2012
Customer List
Balance At Beginning Of Year	$61,974	$99,477
Amortization	50,004	37,503
Balance At End Of Year	11,970	61,974
Total Intangibles	11,970	61,974
Goodwill	1,199,754	1,199,754
Total	$1,211,724	$1,261,728

In accordance with accounting guidance, the Company evaluates its goodwill on an annual basis. The evaluations were performed as of September 30, 2013 and September 30, 2012 for fiscal years ended December 31, 2013 and 2012, respectively. At the time of the evaluations the Company determined that no impairment existed. Therefore, there was no amortization of goodwill for the year ended December 31, 2013 or for the nine months ended December 31, 2012. Amortization of the intangibles is scheduled to be as follows for each fiscal year as indicated:

2014	11,970
Total	$11,970